Long-Term Debt, $15.29 Million Term Loan Facility (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
$15.29 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	$ 15,290	$ 15,290